Financial Instruments - Derivative Assets and Liabilities (Details) - Cash flow hedges - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets		¥ 544
Fair value, liabilities	¥ (93)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(3,845)	(4,156)
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2,764
Fair value, liabilities		(2,145)
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets		3,254
Fair value, liabilities	(8,095)
United States Dollar | Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets		2,621
Fair value, liabilities	(473)
Other | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities		(2)
Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(89)	(9)
Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(63)	(15)
Indian Rupee | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(1)
Contract Amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	15,478	219,580
Contract Amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	111,249	357,550
Contract Amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	212,638	200,571
Contract Amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	423,060	227,262
Contract Amount | United States Dollar | Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	123,959	123,993
Contract Amount | Other | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount		722
Contract Amount | Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	10,124	11,463
Contract Amount | Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	6,753	13,507
Contract Amount | Indian Rupee | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	1,258
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	123,924	123,959
Contract amount to be settled in more than one year | Other | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount		0
Contract amount to be settled in more than one year | Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	¥ 0
Contract amount to be settled in more than one year | Indian Rupee | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 0